Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Entity Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2021
Prospectus Date	rr_ProspectusDate	Mar. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A